ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant subsidiaries and its consolidated VIEs

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd.(“Qiyue”)	August 7, 2018	PRC
VIEs
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd.(“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC
Shanghai 360 Financing Guarantee Co., Ltd. ("Shanghai Guarantee")	May 20, 2019	PRC

Schedule of financial information of VIEs

	December 31,	December 31,
	2018	2019
	RMB	RMB
ASSETS
Cash and cash equivalents	1,108,779	1,829,395
Restricted cash	561,652	1,373,623
Funds receivable from third party payment service providers	142,622	118,860
Accounts receivable and contract assets, net	1,791,745	2,113,831
Financial assets receivable, net	1,193,621	1,764,738
Security deposit prepaid to third-party guarantee companies	795,700	932,983
Amounts due from related parties	484,286	478,767
Loans receivable, net	317,551	139,144
Prepaid expenses and other assets	105,016	507,907
Property and equipment, net	6,869	16,773
Intangible assets	847	1,933
Deferred tax assets	—	704,589
Accounts receivable and contract assets, net-non current	—	19,508
Financial assets receivable, net-non current	—	59,270
Other non-current assets	—	55,362
Total Assets	6,508,688	10,116,683

LIABILITIES
Short term loans	—	200,000
Guarantee liabilities	1,399,174	2,840,941
Accrued expenses and other current liabilities	506,735	680,987
Income tax payable	431,998	1,037,964
Other tax payable	164,181	206,291
Amounts due to related parties	74,733	55,622
Deferred tax liabilities	15,758	—
Other long-term liabilities	—	31,184
Total liabilities	2,592,579	5,052,989

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Net revenue	777,353	4,375,412	7,318,362
Net income	167,425	1,247,147	1,707,839

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(110,884)	303,626	2,010,741
Net cash used in investing activities	(287,994)	(199,576)	134,286
Net cash provided by (used in) financing activities	1,253,000	(543,052)	198,242